Short-term Investments	12 Months Ended
Dec. 31, 2018
Short-term Investments
Short-term Investments

6. Short‑term Investments

	December 31,
	2018	2017
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	214,538	272,659
HK$	377	372
	214,915	273,031

Note: The weighted average effective interest rate on bank deposits for the years ended December 31, 2018 and 2017 was 2.18% per annum and 1.32% per annum respectively (with maturity ranging from 91 to 100 days and 91 to 183 days respectively).